Taxation - Unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of the total amounts of unrecognized tax benefits
Unrecognized tax benefits at beginning of the year	$ 285
Gross increases-tax position in prior period		$ 100
Gross increases-tax position in current period		185
Gross decreases-tax position in prior period	(137)
Settlement	(148)
Unrecognized tax benefits at end of the year	$ 0	$ 285